INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating loss carryforward	$ 55,189	$ 35,682
Share based compensation	94,807	96,553
Research and development	18,614	13,379
Accrued social benefits and other	573	414
Other costs	202	2,679
Operating lease liability	4,348	5,227
Deferred tax asset before valuation allowance	173,733	153,934
Valuation allowance	(164,848)	(144,444)	$ (126,898)
Total deferred tax assets	8,885	9,490
Deferred Tax Liabilities, Net [Abstract]
Fixed Assets	(3,166)	(3,103)
Operating lease right-of-use asset	(5,108)	(6,387)
Deferred tax liabilities	(8,274)	(9,490)
Net deferred taxes	$ 611	$ 0